Schedule of supplemental cash flow information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Fair value of finders’ warrants		$ 65,750
Shares issued for mineral properties	31,161
Shares issued for debt settlement		134,118
Fair value of warrants exercised	231,764	8,516
Fair value of options exercised	5,078
Mineral properties included in accounts payable	1,753,222	578,874
Cash paid for income taxes
Cash paid for interest